ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Movement in investment properties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Income derived from rents (rents charged)	$ 89,087	$ 228,579
Direct operating expenses of properties that generated income derived from rents	(15,681)	(17,655)
Fair value remeasurement	(7,012,278)	(2,503,275)
Income or loss from investment property	$ (6,938,872)	$ (2,292,351)